Document And Entity Information	Oct. 28, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2019
Entity Registrant Name	BROWN & BROWN, INC.
Entity Central Index Key	0000079282
Entity Emerging Growth Company	false
Entity File Number	001-13619
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-0864469
Entity Address, Address Line One	220 South Ridgewood Avenue
Entity Address, City or Town	Daytona Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	386
Local Phone Number	252-9601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.10 Par Value
Trading Symbol	BRO
Security Exchange Name	NYSE